Tax expense/(benefit)	12 Months Ended
Dec. 31, 2022
Tax Expenses [Abstract]
Tax expense/(benefit)

7.	Tax expense/(benefit)
The following table summarizes Tax expense:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Current tax expense	€3,565	€2,294	€434
Deferred tax (benefit)/expense	(840)	(342)	41
Tax (benefit)/expense relating to prior periods(1)	4	(41)	29
Total Tax expense/(benefit)	€2,729	€1,911	€504
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(1) Tax expense/(benefit) relating to prior periods includes €161 million deferred tax expense and €297 million deferred tax benefit for 2022 and 2021, respectively, related to U.S. provision to return adjustments for prior years' tax positions

Effective tax rate reconciliation
The applicable tax rate used to determine theoretical income taxes is the statutory rate of the jurisdiction in which the Company is tax resident during each reported period. From 2021, as a result of the merger, Stellantis N.V. is tax resident in the Netherlands. For 2020, prior year comparative information represents the financial information of PSA, which was tax resident in France. The reconciliation between the theoretical income tax and actual tax is calculated on the basis of the Netherlands corporate income tax rate of 25.8 percent and 25.0 percent in 2022 and 2021, respectively, and the France corporate income tax rate of 32.0 percent in 2020, as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Profit/(loss) before tax	€19,244	€14,392	€2,916
Income tax rate	25.8%	25.0%	32.0%
Theoretical income taxes	€4,965	€3,598	€933
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(495)	178	(102)
Recognition and utilization of previously unrecognized deferred tax assets	(1,153)	(1,954)	(410)
Deferred tax assets not recognized and write-downs	47	598	96
Permanent differences	(338)	(472)	(73)
Tax credits	(221)	(85)	(1)
Tax rate changes	—	53	—
Withholding tax	21	63	—
Other differences	(97)	(68)	61
Total Tax expense	2,729	1,911	504
Effective tax rate	14.2%	13.3%	17.3%
The increase in the effective tax rate to 14.2 percent in 2022 from 13.3 percent in 2021 is primarily related to a lower tax benefit for net recognition of Deferred tax assets, primarily in Enlarged Europe.
Net deferred tax position
The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2022	2021
	(€ million)
Deferred tax assets(1)	€2,052	€1,927
Deferred tax liabilities(1)	(4,332)	(4,374)
Total Net deferred tax (liabilities)/assets	€(2,280)	€(2,447)
________________________________________________________________________________________________________________________________________________(1) Deferred tax assets and Deferred tax liabilities include the impacts of (i) Unrecognized deferred tax assets on temporary differences; (ii) Deferred tax assets arising from tax loss carry-forwards; and (iii) Unrecognized deferred tax assets on tax loss carry-forwards, which are reflected separately below in the Changes in deferred tax position by nature summary

The change in Net deferred tax liabilities was mainly due to an increase in deferred tax assets in Enlarged Europe, partially offset by an increase in deferred tax liabilities in North America. See Note 2, Basis of preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.

Changes in deferred tax position by nature
The significant components of Deferred tax assets and liabilities and their changes during the years ended December 31, 2022 and 2021 were as follows:

	At January 1, 2022	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other	At December 31, 2022
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,662)	€19	€—	€—	€(133)	€(2,775)
Capitalized development assets	(4,313)	116	—	—	(99)	(4,296)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,733)	(44)	—	—	(187)	(3,964)
Right-of-use assets	(397)	82	—	—	(16)	(331)
Provision for employee benefits	(591)	—	(477)	—	(18)	(1,086)
Other	(1,398)	(219)	162	—	(33)	(1,488)
Total deferred tax liabilities	€(13,094)	€(46)	€(315)	€—	€(486)	€(13,941)
Deferred tax assets arising on:
Provisions	4,510	211	1	(10)	140	4,852
Provision for employee benefits	2,325	(342)	12	—	188	2,183
Lease liabilities	413	(60)	—	—	20	373
Impairment of tangible and intangible assets	1,590	(319)	—	—	(2)	1,269
Inventories	250	129	—	(2)	(2)	375
Allowances for doubtful accounts	115	(66)	—	(1)	10	58
Provision for buy back	131	42	—	—	(4)	169
Other	2,635	(178)	25	—	107	2,589
Total deferred tax assets	€11,969	€(583)	€38	€(13)	€457	€11,868
Unrecognized deferred tax assets on temporary differences	(3,462)	466	(26)	9	(170)	(3,183)
Deferred tax assets arising on tax loss carry-forwards	8,803	469	—	2	232	9,506
Unrecognized deferred tax assets on tax loss carry-forwards	(6,663)	373	—	(3)	(238)	(6,531)
Total Net deferred tax assets/(liabilities)	€(2,447)	€680	€(303)	€(5)	€(205)	€(2,280)

	At January 1, 2021	FCA PSA merger	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/(Liabilities) Held for Sale	Translation differences and Other(1)	At December 31, 2021
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€44	€(2,159)	€(374)	€—	€1	€(174)	€(2,662)
Capitalized development assets	(1,784)	(2,574)	(176)	—	—	221	(4,313)
Other Intangible assets and Intangible assets with indefinite useful lives	(188)	(3,331)	(16)	—	—	(198)	(3,733)
Right-of-use assets	(68)	(381)	69	—	—	(17)	(397)
Provision for employee benefits	—	(114)	44	(491)	—	(30)	(591)
Other	(742)	(375)	(21)	(62)	—	(198)	(1,398)
Total deferred tax liabilities	€(2,738)	€(8,934)	€(474)	€(553)	€1	€(396)	€(13,094)
Deferred tax assets arising on:
Provisions	€665	€3,595	€(2)	€—	€9	€243	€4,510
Provision for employee benefits	892	1,424	306	(258)	2	(41)	2,325
Lease liabilities	80	377	(66)	—	—	22	413
Impairment of tangible and intangible assets	—	1,986	(394)	—	—	(2)	1,590
Inventories	290	117	26	—	1	(184)	250
Provision for buy-back	69	—	64	—	—	(2)	131
Allowances for doubtful accounts	—	126	(10)	—	—	(1)	115
Other	694	2,288	(177)	9	1	(180)	2,635
Total deferred tax assets	€2,690	€9,913	€(253)	€(249)	€13	€(145)	€11,969
Unrecognized deferred tax assets on temporary differences	(938)	(3,439)	957	(16)	(6)	(20)	(3,462)
Deferred tax assets arising on tax loss carry-forwards	4,289	5,226	(130)	(33)	12	(561)	8,803
Unrecognized deferred tax assets on tax loss carry-forwards	(3,008)	(4,783)	539	33	(12)	568	(6,663)
Total Net deferred tax assets /(liabilities)	€295	€(2,017)	€639	€(818)	€8	€(554)	€(2,447)
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(1) Translation differences and other includes the deconsolidation of Faurecia, which represents a change in scope of consolidation during 2021
In accordance with IAS 12 - Income Taxes, deferred taxes are calculated for all temporary differences between the tax base of assets and liabilities and their carrying amount. Deferred tax liabilities are systematically recognized, while deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit is available against which the deductible temporary differences could be utilized. A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries and equity method investments for the variance between their tax and accounting value, except to the extent that both of the following conditions are satisfied: (i) Stellantis is able to control the timing of the reversal of the temporary difference; (ii) it is probable that the temporary difference will not reverse in the foreseeable future.

At December 31, 2022, the aggregate amount of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized is approximately €423 million.
As of December 31, 2022, the Company had total Deferred tax assets on deductible temporary differences of €11,868 million (€11,969 million at December 31, 2021), of which €3,183 million was not recognized (€3,462 million at December 31, 2021). As of December 31, 2022, the Company also had Deferred tax assets on tax loss carry-forwards of €9,506 million (€8,803 million at December 31, 2021), of which €6,531 million was not recognized (€6,663 million at December 31, 2021).
Tax loss carry-forwards
Recognition of deferred tax assets related to tax loss carry-forwards were tested for realizability based on forecasted future taxable income using estimates consistent with the main assumptions of the MTP. Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, were recognized to the extent that it was probable that future profits would be available against which they could be utilized. The realization of these deferred tax assets was sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as Stellantis’ ability to implement tax planning strategies, as necessary. For the years ended December 31, 2022 and 2021, respectively, deferred tax assets were recognized in Enlarged Europe, primarily related to tax loss carry-forwards and temporary differences. While Stellantis has not yet recognized all deferred tax assets in all jurisdictions, it is possible the Company’s assessment of realizability could change, resulting in the recognition of additional deferred tax assets in the Company’s Consolidated Statement of Financial Position and the related income tax benefit in the Company’s Consolidated Income Statement. Refer to Note 2, Basis of preparation - Use of estimates - Recoverability of deferred tax assets for additional detail.

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry-forward	Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
	At December 31, 2022
	(€ million)
Tax Groups:
France	€2,066	€(2,050)	€16
Germany	249	(249)	—
Spain	597	(53)	544
Italy	3,640	(486)	3,154
Other Jurisdictions:
Brazil	2,252	—	2,252
Others	702	(136)	566
Total	€9,506	€(2,975)	€6,531

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry-forward	Unrecognized deferred tax assets on tax loss carry-forwards (after application of the current tax rate)
	At December 31, 2021
	(€ million)
Tax Groups:
France	€2,088	€(1,507)	€581
Germany	118	(118)	—
Spain	609	(54)	555
Italy	3,500	(421)	3,079
Other Jurisdictions:
Brazil	1,853	—	1,853
Others	635	(40)	595
Total	€8,803	€(2,140)	€6,663
At the end of December 2022 and December 2021, the Company had total tax-effected tax loss carry-forwards of €9.5 billion and €8.8 billion, respectively, of which €6.5 billion and €6.7 billion were not recognized, respectively. Tax loss carry-forwards in France, Germany, Italy, Spain, and Brazil do not expire. Tax loss carry-forwards relating to the French, German, Spanish and Italian tax groups are available within each tax group for offsetting against net deferred tax liabilities (subject to limitations provided under local tax law) and are recognized in the Consolidated Statement of Financial Position. In February 2022, the French tax authorities preliminarily agreed that upon merger, the French permanent establishment of Stellantis N.V., along with the companies within the former French consolidated tax group, succeeded to approximately €9.0 billion of French tax loss carry-forwards existing as of December 31, 2020.